Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA SERIES TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectus and Summary Prospectuses for the portfolios is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the portfolio’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may be negatively affected.

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica JPMorgan Core Bond VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectus and Summary Prospectuses for the portfolios is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the portfolio’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may be negatively affected.

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica BlackRock Global Real Estate Securities VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectus and Summary Prospectuses for the portfolios is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the portfolio’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may be negatively affected.

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica JPMorgan Tactical Allocation VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectus and Summary Prospectuses for the portfolios is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the portfolio’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may be negatively affected.

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica JPMorgan Enhanced Index VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectus and Summary Prospectuses for the portfolios is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the portfolio’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may be negatively affected.

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica JPMorgan Mid Cap Value VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectus and Summary Prospectuses for the portfolios is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the portfolio’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may be negatively affected.

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica Barrow Hanley Dividend Focused VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectus and Summary Prospectuses for the portfolios is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the portfolio’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may be negatively affected.

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica AEGON High Yield Bond VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectus and Summary Prospectuses for the portfolios is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the portfolio’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may be negatively affected.

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica PIMCO Total Return VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectus and Summary Prospectuses for the portfolios is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the portfolio’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may be negatively affected.

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica Morgan Stanley Capital Growth VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectus and Summary Prospectuses for the portfolios is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the portfolio’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may be negatively affected.

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica T. Rowe Price Small Cap VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectus and Summary Prospectuses for the portfolios is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the portfolio’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may be negatively affected.

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica Greystone International Growth VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectus and Summary Prospectuses for the portfolios is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the portfolio’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may be negatively affected.

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica Multi-Managed Balanced VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectus and Summary Prospectuses for the portfolios is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the portfolio’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may be negatively affected.

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica BlackRock Smart Beta 40 VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectus and Summary Prospectuses for the portfolios is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the portfolio’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may be negatively affected.

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica WMC US Growth VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectus and Summary Prospectuses for the portfolios is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the portfolio’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may be negatively affected.

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica WMC US Growth II VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectus and Summary Prospectuses for the portfolios is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the portfolio’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may be negatively affected.

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica BlackRock Government Money Market VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectus and Summary Prospectuses for the portfolios is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the portfolio’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may be negatively affected.

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica Small/Mid Cap Value VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectus and Summary Prospectuses for the portfolios is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the portfolio’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may be negatively affected.

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica AEGON U.S. Government Securities VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectus and Summary Prospectuses for the portfolios is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the portfolio’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may be negatively affected.

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica TS&W International Equity VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectus and Summary Prospectuses for the portfolios is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the portfolio’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may be negatively affected.

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica JPMorgan Asset Allocation - Conservative VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectus and Summary Prospectuses for the portfolios is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the portfolio’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may be negatively affected.

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica Janus Mid-Cap Growth VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectus and Summary Prospectuses for the portfolios is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the portfolio’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may be negatively affected.

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica JPMorgan Asset Allocation - Growth VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectus and Summary Prospectuses for the portfolios is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the portfolio’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may be negatively affected.

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica JPMorgan Asset Allocation - Moderate VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectus and Summary Prospectuses for the portfolios is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the portfolio’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may be negatively affected.

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica JPMorgan Asset Allocation - Moderate Growth VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectus and Summary Prospectuses for the portfolios is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the portfolio’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may be negatively affected.

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica JPMorgan International Moderate Growth VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectus and Summary Prospectuses for the portfolios is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the portfolio’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may be negatively affected.

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica Managed Risk - Balanced ETF VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectus and Summary Prospectuses for the portfolios is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the portfolio’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may be negatively affected.

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica Managed Risk - Growth ETF VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectus and Summary Prospectuses for the portfolios is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the portfolio’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may be negatively affected.

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica Janus Balanced VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectus and Summary Prospectuses for the portfolios is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the portfolio’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may be negatively affected.

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica PIMCO Tactical - Balanced VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectus and Summary Prospectuses for the portfolios is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the portfolio’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may be negatively affected.

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica PIMCO Tactical - Growth VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectus and Summary Prospectuses for the portfolios is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the portfolio’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may be negatively affected.

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica PIMCO Tactical - Conservative VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectus and Summary Prospectuses for the portfolios is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the portfolio’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may be negatively affected.

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica ProFund UltraBear VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectus and Summary Prospectuses for the portfolios is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the portfolio’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may be negatively affected.

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica BlackRock Tactical Allocation VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectus and Summary Prospectuses for the portfolios is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the portfolio’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may be negatively affected.

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica BlackRock Global Allocation VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectus and Summary Prospectuses for the portfolios is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the portfolio’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may be negatively affected.

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica Managed Risk - Conservative ETF VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectus and Summary Prospectuses for the portfolios is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the portfolio’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may be negatively affected.

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica QS Investors Active Asset Allocation - Conservative VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectus and Summary Prospectuses for the portfolios is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the portfolio’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may be negatively affected.

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica QS Investors Active Asset Allocation - Moderate Growth VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectus and Summary Prospectuses for the portfolios is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the portfolio’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may be negatively affected.

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica QS Investors Active Asset Allocation - Moderate VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectus and Summary Prospectuses for the portfolios is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the portfolio’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may be negatively affected.

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica Madison Diversified Income VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectus and Summary Prospectuses for the portfolios is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the portfolio’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may be negatively affected.

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica PineBridge Inflation Opportunities VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectus and Summary Prospectuses for the portfolios is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the portfolio’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may be negatively affected.

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica Legg Mason Dynamic Allocation - Balanced VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectus and Summary Prospectuses for the portfolios is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the portfolio’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may be negatively affected.

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica Legg Mason Dynamic Allocation - Growth VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectus and Summary Prospectuses for the portfolios is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the portfolio’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may be negatively affected.

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica Market Participation Strategy VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectus and Summary Prospectuses for the portfolios is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the portfolio’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may be negatively affected.

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica Multi-Manager Alternative Strategies VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectus and Summary Prospectuses for the portfolios is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the portfolio’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may be negatively affected.

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica BlackRock Global Allocation Managed Risk - Balanced VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectus and Summary Prospectuses for the portfolios is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the portfolio’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may be negatively affected.

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica BlackRock Global Allocation Managed Risk - Growth VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectus and Summary Prospectuses for the portfolios is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the portfolio’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may be negatively affected.

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica American Funds Managed Risk VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectus and Summary Prospectuses for the portfolios is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the portfolio’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may be negatively affected.

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica BlackRock Smart Beta 50 VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectus and Summary Prospectuses for the portfolios is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the portfolio’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may be negatively affected.

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica BlackRock Smart Beta 75 VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectus and Summary Prospectuses for the portfolios is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the portfolio’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may be negatively affected.

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica BlackRock Equity Smart Beta 100 VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectus and Summary Prospectuses for the portfolios is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the portfolio’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may be negatively affected.

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica International Equity Index VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectus and Summary Prospectuses for the portfolios is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the portfolio’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may be negatively affected.

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica U.S. Equity Index VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectus and Summary Prospectuses for the portfolios is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the portfolio’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may be negatively affected.

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica Levin Large Cap Value VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectus and Summary Prospectuses for the portfolios is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the portfolio’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may be negatively affected.

Investors Should Retain this Supplement for Future Reference

March 25, 2020

Transamerica 60/40 Allocation VP
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus and Summary Prospectuses

* * *

The final paragraph of the “Market” risk in the “Principal Risks” sections of the Prospectus and Summary Prospectuses for the portfolios is deleted and replaced with the following:

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. The COVID-19 pandemic has caused substantial market disruption and dislocation around the world including the U.S. During periods of market disruption, which may trigger trading halts, the portfolio’s exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may be negatively affected.

Investors Should Retain this Supplement for Future Reference

March 25, 2020